Other Investments	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
Other Investments
Other Investments

The Company's other investments and its proportionate share of earnings (losses) from equity method investments were as follows ($ in thousands):

	Carrying Value		Equity in Earnings (Losses)
	As of December 31,		For the Years Ended December 31,
	2016	2015	2016	2015	2014
Real estate equity investments
iStar Net Lease I LLC ("Net Lease Venture")	$92,669	$69,096	$3,567	$5,221	$1,915
Marina Palms, LLC ("Marina Palms")	35,185	30,099	22,053	23,626	14,671
Other real estate equity investments (1)	53,202	81,452	41,822	(5,280)	36,842
Subtotal	181,056	180,647	67,442	23,567	53,428
Other strategic investments (2)(3)	33,350	73,525	9,907	8,586	41,477
Total	$214,406	$254,172	$77,349	$32,153	$94,905

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(1)
During the year ended December 31, 2016, a majority-owned consolidated subsidiary of the Company sold its interest in a real estate equity method investment for net proceeds of $39.8 million and recognized equity in earnings of $31.5 million, of which $10.1 million was attributable to the noncontrolling interest. In addition, the Company received a distribution from one of its real estate equity method investments and recognized equity in earnings during the year ended December 31, 2016 of $11.6 million. During the year ended December 31, 2014, the Company recognized $32.9 million of earnings from equity method investments resulting from asset sales by one of its equity method investees.

(2)
During the year ended December 31, 2014, the Company recognized $23.4 million of earnings from equity method investments resulting from asset sales and a legal settlement by one of its equity method investees.

(3)
In conjunction with the sale of the Company's interests in Oak Hill Advisors, L.P. in 2011, the Company retained a share of the carried interest related to various funds. During the years ended December 31, 2016, 2015 and 2014, the Company recognized $4.3 million, $2.2 million and $9.0 million, respectively, of carried interest income.

Net Lease Venture—In February 2014, the Company partnered with a sovereign wealth fund to form a new unconsolidated entity in which the Company has an equity interest of approximately 51.9%. This entity is not a VIE and the Company does not have controlling interest due to the substantive participating rights of its partner. The partners plan to contribute up to an aggregate $500 million of equity to acquire and develop net lease assets over time. The Company is responsible for sourcing new opportunities and managing the venture and its assets in exchange for a promote and management fee. Several of the Company's senior executives whose time is substantially devoted to the Net Lease Venture own a total of 0.6% equity ownership in the venture via co-investment. These senior executives are also entitled to an amount equal to 50% of any promote payment received based on the 47.5% partner's interest. During the year ended December 31, 2016, the Net Lease Venture acquired two office properties and the Company made contributions to the Net Lease Venture of $37.7 million. During the year ended December 31, 2014, the Company sold a net lease asset for net proceeds of $93.7 million, which approximated carrying value, to the Net Lease Venture. The Company also sold its 72% interest in a previously consolidated entity, which owns a net lease asset subject to a mortgage of $26.0 million, to the Net Lease Venture for net proceeds of $10.1 million, which approximated carrying value. During the same period, the Net Lease Venture purchased a portfolio of 58 net lease assets for a purchase price of $200.0 million from a third party. As of December 31, 2016 and 2015, the venture's carrying value of total assets was $511.3 million and $400.2 million, respectively. During the years ended December 31, 2016, 2015 and 2014, the Company recorded $1.6 million, $1.5 million and $1.3 million, respectively, of management fees from the Net Lease Venture. The management fees are included in "Other income" in the Company's consolidated statements of operations. In November 2016, the Net Lease Venture placed five year non-recourse financing of $29.0 million on one of its net lease assets. Net proceeds from the financing were distributed to the members of which the Company received $13.2 million. In June 2015, the Net Lease Venture placed ten year non-recourse financing of $120.0 million on one of its net lease assets. Net proceeds from the financing were distributed to its members of which the Company received approximately $61.2 million.
Marina Palms—As of December 31, 2016, the Company owned a 47.5% equity interest in Marina Palms, a 468 unit, two tower residential condominium development in North Miami Beach, Florida. The 234 unit north tower has one unit remaining for sale as of December 31, 2016. The 234 unit south tower is 83% pre-sold (based on unit count) as of December 31, 2016. This entity is not a VIE and the Company does not have controlling interest due to shared control of the entity with its partner. As of December 31, 2016 and 2015, the venture's carrying value of total assets was $201.8 million and $278.5 million, respectively.
Other real estate equity investments—As of December 31, 2016, the Company's other real estate equity investments included equity interests in real estate ventures ranging from 20% to 85%, comprised of investments of $3.6 million in operating properties and $49.6 million in land assets. As of December 31, 2015, the Company's other real estate equity investments included $11.1 million in operating properties and $70.4 million in land assets.
In December 2016, the Company sold a land and development asset for $36.0 million to a newly formed unconsolidated entity in which the Company owns a 50.0% equity interest (refer to Note 5). The Company recognized a gain of $8.8 million, reflecting the Company's share of the interest sold to a third party, which was recorded as "Income from sales of real estate" in the Company's consolidated statements of operations. The Company and its partner both made $7.0 million contributions to the venture and the Company provided financing to the entity in the form of a $27.0 million senior loan, of which $23.0 million was funded as of December 31, 2016. The Company received $17.6 million of net proceeds from the sale of the asset. This entity is a VIE and the Company does not have a controlling interest due to shared control of the entity with its partner.
During the year ended December 31, 2015, the Company sold a commercial operating property for $68.5 million to a newly formed unconsolidated entity in which the Company owns a 50.0% equity interest (refer to Note 4). The Company recognized a gain on sale of $13.6 million, reflecting the Company's share of the interest sold to a third party, which was recorded as "Income from sales of real estate" in the Company's consolidated statements of operations. The venture placed financing on the property and proceeds from the financing were distributed to its members. Net proceeds received by the Company were $55.4 million, which was net of the Company's $13.6 million non-cash equity contribution to the venture and inclusive of a $21.0 million distribution from the financing proceeds. This entity is not a VIE and the Company does not have a controlling interest due to shared control of the entity with its partner.
During the year ended December 31, 2014, the Company contributed land to a newly formed unconsolidated entity in which the Company received an initial equity interest of 85.7%. As of December 31, 2016, this entity is not a VIE and the Company does not have a controlling interest due to shared control of the entity with the partner. Additionally, the Company committed to provide $45.7 million of mezzanine financing to the entity. As of December 31, 2015, the loan balance was $33.7 million and is included in "Loans receivable and other lending investments, net" on the Company's consolidated balance sheets. In September 2016, the entity secured non-recourse financing from a third-party lender, paid off in full the mezzanine loan from the Company and distributed the excess proceeds from the financing to the partners. The Company received a distribution in excess of its carrying value and recorded equity in earnings of $11.6 million. The Company has no further obligation nor intention to fund the venture in the future. Subsequent to the distribution of the financing proceeds, the operating agreement of the entity was amended and the Company retained a 50% interest in the entity. During the years ended December 31, 2016, 2015 and 2014, the Company recorded $3.6 million, $3.9 million and $0.6 million of interest income, respectively. As of December 31, 2016 and 2015, the Company had a recorded equity interest of zero and $6.3 million, respectively.
During the year ended December 31, 2014, the Company and a consortium of co-lenders formed a new unconsolidated entity, in which the Company received an initial 15.7% equity interest, which acquired, via foreclosure sale, title to a land asset which previously served as collateral for a loan receivable held by the consortium. This entity is not a VIE and the Company does not have controlling interest in the entity as the Company's voting rights are based on its ownership percentage in the entity. During the year ended December 31, 2014, as a result of the transaction, the Company recorded an additional provision of $2.8 million in "Provision for (recovery of) loan losses" in its consolidated statements of operations. In 2016, the Company purchased the units of another member in the entity for $1.9 million that increased its equity interest to 20.1%. Also during 2016, the Company recorded a $3.6 million impairment in equity in earnings due to a reduction in the estimated fair value of the underlying property. As of December 31, 2016 and 2015, the Company had a recorded equity interest of $26.4 million and $24.0 million, respectively.
Other strategic investments—As of December 31, 2016, the Company also had smaller investments in real estate related funds and other strategic investments in several other entities that were accounted for under the equity method or cost method. As of December 31, 2016 and 2015, the carrying value of the Company's cost method investments was $1.4 million and $1.5 million, respectively. During the year ended December 31, 2015, the Company sold available-for-sale securities for proceeds of $7.4 million for gains of $2.6 million, which are included in "Other income" in the Company's consolidated statements of operations. The amount reclassified out of accumulated other comprehensive income into earnings was determined based on the specific identification method.
Summarized investee financial information—The following tables present the investee level summarized financial information of the Company's equity method investments ($ in thousands):

	As of December 31,			For the Years Ended December 31,
	2016	2015		2016	2015	2014
Balance Sheets			Income Statements
Total assets	$2,803,411	$3,597,587	Revenues	$272,281	$481,224	$626,039
Total liabilities	683,079	768,622	Expenses	(227,720)	(245,968)	(185,603)
Noncontrolling interests	23,544	19,208	Net income attributable to parent entities	42,209	234,529	440,210
Total equity	2,096,788	2,809,757